Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (includes $10,045 and $1,991 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		$ 25,286	$ 39,314
Accounts receivable, net (includes $1,129 and $40 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		36,660	25,391
Restricted cash - current (includes $7,623 and $— at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		41,419
Short term investments ( includes $15,411 and $— at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		146,936
Fuel tax credits receivable		3,442	2,393
Contract assets		14,676	8,484
Parts inventory		6,570	5,143
Environmental credits held for sale		1,224	386
RNG inventory		2,094
Prepaid expense and other current assets (includes $268 and $113 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		6,513	5,482
Derivative financial assets, current portion		1,435	382
Total current assets		286,255	86,975
Capital spares		3,333	3,025
Property, plant, and equipment, net (includes $50,099 and $27,794 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		250,355	169,770
Investment in other entities		48,708	47,150
Note receivable			9,200
Note receivable - variable fee component		1,865	1,656
Deferred financing costs		3,522	2,370
Other long-term assets		489	489
Intangible assets, net		2,266	2,861
Restricted cash - non-current (includes $2,867 and $1,163 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)	[1]	4,655	2,740
Goodwill		54,608	54,608
Total assets		656,056	380,844
Current liabilities:
Accounts payable (includes $2,783 and $544 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		5,798	12,581
Accounts payable, related party		489	166
Fuel tax credits payable		2,668	1,978
Accrued payroll		5,266	7,652
Accrued capital expenses (includes $1,493 and $1,722 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		9,284	5,517
Accrued expenses and other current liabilities		16,063	7,220
Contract liabilities		6,750	9,785
Senior Secured Credit Facility - term loan, current portion, net of debt issuance costs		70,179	73,145
Senior Secured Credit Facility - working capital facility, current portion		7,500	7,500
OPAL Term Loan, current portion		28,432	13,425
Sunoma loan, current portion (includes $— and $756 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)			756
Convertible Note Payable		27,964
Municipality loan		121	194
Derivative financial liability, current portion		4,648	992
Other current liabilities		832	374
Asset retirement obligation, current portion		1,586	831
Total current liabilities		187,580	142,116
Asset retirement obligation, non-current portion		4,382	4,907
OPAL Term Loan		60,816	59,090
Convertible Note Payable			58,710
Sunoma loan, net of debt issuance costs (includes $22,080 and $16,199 at September 30, 2022 and December 31, 2021, respectively, related to consolidated VIEs)		22,080	16,199
Municipality loan			84
Derivative warrant liabilities		22,410
Earn out liabilities		39,500
Other long-term liabilities		597	4,781
Total liabilities		337,365	285,887
Commitments and contingencies
Redeemable preferred non-controlling interests		135,303	30,210
Redeemable non-controlling interests		1,222,657	63,545
Stockholders’ (deficit) equity
Class A common stock, $0.0001 par value, 337,852,251 shares authorized as of September 30, 2022; 25,671,390 and 0 shares, issued and outstanding at September 30, 2022 and December 31, 2021, respectively		2
Class B common stock, $0.0001 par value, 157,498,947 shares authorized as of September 30, 2022; None issued and outstanding as of September 30, 2022 and December 31, 2021
Class C common stock, $0.0001 par value, 154,309,729 shares authorized as of September 30, 2022; None issued and outstanding as of September 30, 2022 and December 31, 2021
Class D common stock, $0.0001 par value, 154,309,729 shares authorized as of September 30, 2022; 144,399,037 issued and outstanding at September 30, 2022 and December 31, 2021		14	14
Additional paid-in capital
Accumulated deficit		(1,066,137)
Accumulated other comprehensive income		178
Total Stockholders’ (deficit) equity attributable to the Company		(1,065,943)	14
Non-redeemable non-controlling interests		26,674	1,188
Total Stockholders’ (deficit) equity		(1,039,269)	1,202
Total liabilities, Redeemable preferred, Redeemable non-controlling interests and Stockholders’ (deficit) equity		$ 656,056	$ 380,844

[1]	Restricted cash held as collateral represents the collateral requirements on our debt facilities.